UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23385

Axonic Alternative Income Fund

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Clayton DeGiacinto, President

c/o Axonic Capital

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 – April 30, 2024

Item 1.	Report to Stockholders.

(a)

AXONIC ALTERNATIVE INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2024

TABLE OF CONTENTS

Portfolio Update	1
Consolidated Schedule of Investments	3
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statement of Changes in Net Assets	10
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	14
Additional Information	22
Board Considerations Regarding Approval of Investment Advisory Agreement	23
Trustees and Officers	25
Privacy Policy	27

Axonic Alternative Income Fund	Portfolio Update

April 30, 2024 (Unaudited)

Average Annual Total Returns (as of April 30, 2024)

	1 Month	Quarter	6 Month	YTD	1 Year	3 Year	5 Year	Since Inception*
Axonic Alternative Income Fund - NAV	1.09%	3.00%	6.64%	4.05%	11.72%	6.56%	3.40%	3.75%
Bloomberg US Aggregate Bond Index(a)	-2.53%	-3.02%	4.97%	-3.28%	-1.47%	-3.54%	-0.16%	0.45%

Past performance does not guarantee future results. Investment returns, and principal value of the Fund will fluctuate so that shares may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted above. For current performance information, please call 1-833-429-6642. Performance information is reported net of the Fund’s fees and expenses. Class I gross expenses are 2.83% and net expenses are 2.83% (as reported in the February 28, 2024 Prospectus). The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses ) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2024.

*	Fund’s inception date is December 28, 2018.

(a)	The Bloomberg US Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance of $10,000 Initial Investment (as of April 30, 2024)

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or visit at www.axonicfunds.com.

The Axonic Alternative Income Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is suitable only for investors who can bear the risks associated with the Fund's limited liquidity and should be viewed as a long-term investment. The Fund’s shares have no history of public trading, nor is it intended that our shares will be listed on a national securities exchange at this time, if ever. Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. There is also the risk that shareholders may receive little or no return on their investment or that shareholders may lose part or all of their investment.

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Semi-Annual Report | April 30, 2024	1

Axonic Alternative Income Fund	Portfolio Update

April 30, 2024 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Grand Street Quad	16.35%
Rivertree Landing	8.89%
Multifamily Structured Credit Risk	8.47%
Surfrider Montauk	8.31%
4-10 West 108th Owners LLC	7.58%
FRESB Mortgage Trust, Series 2022-SB100, Class B	4.38%
FRESB Mortgage Trust, Series 2023-SB106, Class B	3.92%
TCG Hunstville JV LLC	3.87%
THPT Mortgage Trust, Series 2023-THL, Class F	3.60%
FRESB Mortgage Trust, Series 2024-SB109, Class B	3.50%
Top Ten Holdings	68.87%

Portfolio Composition (as a % of Net Assets)*

Asset-Back Securities	11.87%
Commercial Mortgage-Backed Securities	63.19%
Corporate Bonds	1.47%
Financials	4.72%
Loans	41.00%
Residential Mortgage-Backed Securities	2.40%
Cash, Cash Equivalents, & Other Net Assets	-24.65%
100.00%

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. Tables present indicative values only.

2	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.06%)
United States (0.06%)
Financials (0.06%)
Redwood Trust, Inc. REIT	21,780	$120,443
TOTAL COMMON STOCKS
(Cost $256,688)		120,443

	Rate	Shares	Value
PREFERRED STOCKS (4.66%)
United States (4.66%)
Financials (4.66%)
ACRES Commercial Realty Corp., Series D(a)	7.88%	43,074	876,556
Granite Point Mortgage Trust, Inc., Series A(a)(b)	1D US SOFR + 5.83%	35,872	609,824
TCG Hunstville JV LLC(a)	11.80%	7,098,215	7,102,474
TOTAL PREFERRED STOCKS
(Cost $9,071,865)			8,588,854

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (11.87%)
Cayman Islands (0.57%)
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class C(c)	6.90%	07/15/26	$1,057,504	$416,657
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	939,102	631,264
United States (11.30%)
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	726,008	423,263
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	273,234	251,293
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)(d)	7.00%	07/25/51	1,351,420	1,232,495
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)	7.00%	07/25/26	820,998	754,415
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class A2(c)	8.00%	01/25/25	3,112,600	3,054,394
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D	6.12%	12/16/24	8,149,479	6,392,587
ME Funding LLC, Series 2024-1A, Class A2(c)	8.10%	04/30/27	4,000,000	3,813,600
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	2,977,127	1,252,775
Sprite, Ltd., Series 2021-1, Class C(c)	8.84%	09/15/26	1,490,207	1,250,284
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	2,667,985	2,379,575

TOTAL ASSET-BACKED SECURITIES
(Cost $22,191,027)				21,852,602

COMMERCIAL MORTGAGE-BACKED SECURITIES (63.19%)
United States (63.19%)
BBCMS Mortgage Trust, Series 2022-C17, Class E(c)	2.50%	08/15/32	1,764,000	948,150
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(b)(c)	3.54%	07/15/26	1,788,997	1,537,106
Credit Suisse Commercial Mortgage Trust 2020-FACT E(b)(c)	10.56%	10/15/37	1,678,000	1,576,649
Freddie Mac Mscr Trust Mn6, Series 2023-MN6, Class B1(b)(c)	30D US SOFR + 9.25%	05/25/43	5,002,000	5,019,007
FREMF Mortgage Trust, Series 2018-KF44, Class C(b)(c)	30D US SOFR + 8.61%	02/25/25	1,707,819	1,712,601
FREMF Mortgage Trust, Series 2022-K748, Class X2B(c)(e)	0.10%	02/25/29	12,739,389	48,410
FREMF Mortgage Trust, Series 2022-K748, Class X2A(c)(e)	0.10%	01/25/29	47,174,323	174,545

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	3

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value
FREMF Mortgage Trust, Series 2022-K748, Class D(c)(f)	0.00%	02/25/29	$2,995,082	$1,921,046
FREMF Mortgage Trust, Series 2022-KF144, Class CS(b)(c)	30D US SOFR + 6.00%	09/25/32	4,597,682	4,622,509
FRESB Mortgage Trust, Series 2017-SB28, Class B(b)(c)	5.21%	01/25/27	1,453,043	1,462,488
FRESB Mortgage Trust, Series 2017-SB32, Class B(b)(c)	4.97%	04/25/27	1,964,054	1,904,150
FRESB Mortgage Trust, Series 2017-SB38, Class B(b)(c)	3.99%	08/25/27	330,688	312,600
FRESB Mortgage Trust, Series 2017-SB42, Class B(b)(c)	5.52%	10/25/27	2,256,310	1,993,901
FRESB Mortgage Trust, Series 2020-SB74, Class B(b)(c)(g)	7.50%	04/25/30	1,248,728	1,193,659
FRESB Mortgage Trust, Series 2020-SB76, Class B(b)(c)	7.50%	05/25/30	433,311	411,819
FRESB Mortgage Trust, Series 2020-SB81, Class B(b)(c)	7.50%	10/25/30	2,476,874	2,311,914
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(e)	0.87%	01/25/41	9,259,044	292,696
FRESB Mortgage Trust, Series 2021-SB90, Class B(b)(g)	7.50%	07/25/41	3,109,629	2,844,999
FRESB Mortgage Trust, Series 2021-SB93, Class B(b)	7.50%	10/25/41	4,284,264	3,974,083
FRESB Mortgage Trust, Series 2022-SB100, Class B(b)	7.50%	05/25/42	8,814,000	8,041,894
FRESB Mortgage Trust, Series 2022-SB95, Class B(b)(c)	7.50%	12/25/31	5,258,375	4,815,619
FRESB Mortgage Trust, Series 2022-SB98, Class B(b)(c)	7.50%	04/25/42	6,137,185	5,671,373
FRESB Mortgage Trust, Series 2023-SB106, Class B(b)	7.50%	05/25/33	8,153,853	7,192,514
FRESB Mortgage Trust, Series 2023-SB109, Class B(b)	7.50%	07/25/43	7,362,276	6,421,377
FRESB Multifamily Structured Pass Through Certificates, Series 2021-SB86, Class B(b)(c)	7.50%	03/25/41	2,849,516	2,578,527
GAM RE-REMIC Trust, Series 2022-FRR3, Class EK41(c)(f)	0.00%	10/27/47	2,444,000	2,318,867
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)(g)	4.15%	08/05/25	4,677,207	4,351,206
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class C10(b)(c)(g)	5.63%	08/05/25	5,152,596	4,475,545
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	1,386,317	1,059,701
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	7.06%	02/12/51	3,824,512	2,087,036
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class B1(b)(c)	30D US SOFR + 9.75%	11/25/53	5,000,000	5,083,000
Multifamily Structured Credit Risk, Series 2023-SN1, Class B(b)(c)(g)	30D US SOFR + 7.00%	07/25/42	15,326,420	15,548,653
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M CME TERM SOFR + 5.13%	03/15/27	2,400,000	2,323,680
SMR 2022-IND Mortgage Trust, Series 22-IND, Class G(b)(c)	1M CME TERM SOFR + 7.50%	02/15/39	4,174,761	3,525,168
THPT Mortgage Trust, Series 2023-THL, Class F(b)(c)	7.43%	12/10/34	7,150,000	6,606,600

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $116,957,325)				116,363,092

CORPORATE BONDS (1.47%)
United States (1.47%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	5,399,179	2,706,069

TOTAL CORPORATE BONDS
(Cost $3,311,567)				2,706,069

See Notes to Consolidated Financial Statements.

4	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.40%)
United States (2.40%)
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M CME TERM SOFR + 0.61%	07/25/36	$153	$57
Countrywide Alternative Loan Trust, Series 2006-21CB, Class A7(b)	1M CME TERM SOFR + 0.81%	07/25/36	38	19
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2006-21, Class A6(b)	1M CME TERM SOFR + 0.48%	02/25/37	61,286	22,597
Lehman Mortgage Trust, Series 2007-5, Class 4A2(b)	1M CME TERM SOFR + 0.43%	08/25/36	161,922	107,448
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(d)	8.00%	04/25/27	2,042,000	2,002,927
LHOME Mortgage Trust, Series 2024-RTL1, Class M(c)(d)	11.95%	01/25/29	2,250,000	2,263,441
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1(b)	1M CME TERM SOFR + 0.57%	05/25/36	106,601	22,379

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $4,525,970)				4,418,868

LOANS (41.00%)(h)
United States (41.00%)
Mortgage Securities (41.00%)
4-10 West 108th Owners LLC	8.99%	01/09/26	13,900,000	13,908,340
Grand Street Quad	2.46%	12/31/49	111,311,850	30,022,576
Rivertree Landing(i)(j)	9.23%	09/06/26	16,315,000	16,326,420
Surfrider Montauk	15.32%	12/31/49	15,403,388	15,249,354

TOTAL LOANS
(Cost $75,418,499)				75,506,690

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (7.92%)
First American Government Obligations Fund		5.23%	13,609,399	13,609,399
JPMorgan US Treasury Plus Money Market Fund		5.31%	973,753	973,753
				14,583,152
TOTAL SHORT TERM INVESTMENTS
(Cost $14,583,152)				14,583,152

TOTAL INVESTMENTS (132.57%)
(Cost $246,316,093)				$244,139,770

Liabilities in Excess of Other Assets (-32.57%)				(59,981,815)
NET ASSETS (100.00%)				$184,157,955

(a)	Perpetual maturity.

(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	5

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $107,940,945, which represents 58.79% of net assets as of April 30, 2024.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2024.
(e)	Interest only securities.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	On April 30, 2024, securities valued at $28,726,662 were pledged as collateral for reverse repurchase agreements.
(h)	Senior loans include senior mortgages and similar credit quality loans, including related contiguous subordinate loans and pari passu participations in senior mortgage loans.
(i)	On April 30, 2024, securities valued at $16,326,420 were pledged as collateral for mortgage loan warehouse agreements.
(j)	The Fund’s interest in this loan is held through a wholly-owned LLC of the Fund.

Investment Abbreviations:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

Reference Rates:

1D US SOFR - 1 Day US SOFR as of April 30, 2024 was 5.34%

1M US SOFR - 1 Month US SOFR as of April 30, 2024 was 5.32%

30D US SOFR - 30 Day US SOFR as of April 30, 2024 was 5.33%

REVERSE REPURCHASE AGREEMENTS

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Bank Of America Merrill Lynch
	7.03%	03/21/2024	06/25/2024	$1,339,000
	7.03%	03/21/2024	05/02/2024	1,813,000
	7.03%	03/21/2024	06/25/2024	1,486,000
	7.05%	04/02/2024	07/02/2024	2,281,000
	7.05%	04/02/2024	07/02/2024	1,543,000
	7.40%	04/02/2024	07/02/2024	1,504,000
	6.97%	04/23/2024	05/22/2024	2,750,000
Barclays Bank PLC
	7.24%	02/06/2024	05/06/2024	4,727,000
	7.23%	04/18/2024	07/18/2024	5,121,000
	7.23%	04/18/2024	07/18/2024	1,633,000
Royal Bank of Canada
	7.34%	02/27/2024	05/24/2024	3,127,000
	7.99%	02/27/2024	05/24/2024	2,518,000
	7.67%	02/29/2024	05/29/2024	769,000
	7.78%	03/08/2024	06/07/2024	9,214,000
	7.43%	03/22/2024	06/21/2024	1,794,000
	7.57%	03/28/2024	06/28/2024	193,000
				$41,812,000

All agreements can be terminated by either party on demand at value plus accrued interest.

See Notes to Consolidated Financial Statements.

6	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Schedule of Investments

April 30, 2024 (Unaudited)

MORTGAGE LOAN WAREHOUSE

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
UBS AG	7.98%	08/30/2023	10/01/2025	$12,236,250
UBS AG	11.82%	01/05/2024	10/01/2025	10,842,000
				$23,078,250

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	7

Axonic Alternative Income Fund	Consolidated Statement of Assets and Liabilities

April 30, 2024 (Unaudited)

ASSETS:

Investments, at fair value (Cost $246,316,093)	$244,139,770
Receivable for investment securities sold	2,915,211
Interest receivable	1,708,042
Prepaid deferred offering cost	63,674
Prepaid loan commitment fee	411,425
Receivable for shares sold	496,127
Deposit held with broker	652,000
Prepaid expenses and other assets	394,877
Total Assets	250,781,126

LIABILITIES:
Payable for reverse repurchase agreements (Cost $41,812,000)	41,812,000
Payable for mortgage loan warehouse (Cost $23,078,250)	23,078,250
Interest payable on reverse repurchase agreements	531,146
Income distribution payable	760,424
Accrued legal and audit fees payable	201,159
Due to Adviser	183,751
Accrued fund accounting and administration fees payable	16,780
Distribution and shareholder service fees payable	24
Accrued Chief Compliance Officer fee payable	3,063
Other payables and accrued expenses	36,574
Total Liabilities	66,623,171
Net Assets	$184,157,955

COMPOSITION OF NET ASSETS:
Paid-in capital	$189,206,746
Total distributable earnings (accumulated deficit)	(5,048,791)
Net Assets	$184,157,955

PRICING OF SHARES:
Class A
Net Assets	$38,687
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	1,932
Net Asset Value and redemption price per share	$20.02
Institutional Class
Net Assets	$184,119,268
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	9,172,863
Net Asset Value and redemption price per share	$20.07

See Notes to Consolidated Financial Statements.

8	www.axonicfunds.com

Axonic Alternative Income Fund	Consolidated Statement of Operations

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:

Dividends	$618,008
Interest	10,799,421
Fee income	2,781
Total Investment Income	11,420,210

EXPENSES:
Advisory fees (Note 4)	1,052,634
Audit and tax fees	14,689
Chief Compliance Officer fee (Note 4)	26,548
Custodian fees	25,754
Distribution fees
Class A	49
Fund accounting and administration fees (Note 4)	65,043
Insurance expenses	2,504
Interest on reverse repurchase agreements and mortgage loan warehouse	2,003,067
Legal fees	71,119
Printing expenses	18,318
Registration expenses	31,709
Shareholder service fees
Class A	24
Transfer agent fees (Note 4)	34,706
Trustees' fees and expenses (Note 4)	19,079
Other expenses	75,496
Total expenses before waiver/reimbursement/recoupment (Note 4)	3,440,739
Recoupment of previously waived fees	78,203
Net expenses	3,518,942
Net Investment Income	7,901,268

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	572,606
Net change in unrealized appreciation on investments	2,441,005
Net Realized and Unrealized Gain on Investments	3,013,611

Net Increase in Net Assets from Operations	$10,914,879

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	9

Axonic Alternative Income Fund	Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
FROM OPERATIONS:
Net investment income	$7,901,268	$9,813,456
Net realized gain/(loss)	572,606	(2,901,804)
Net change in unrealized appreciation	2,441,005	1,033,843
Net Increase in Net Assets from Operations	10,914,879	7,945,495

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A	(897)	–
Institutional Class	(7,599,884)	(10,207,372)
From tax return of capital	–	(940,304)
Decrease in Net Assets from Distributions to Shareholders	(7,600,781)	(11,147,676)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	38,510	–
Distributions reinvested	69	–
Disbursements for redemption of shares of beneficial interest	(235)	–
Institutional Class
Proceeds from sale of shares of beneficial interest	34,796,181	67,689,315
Distributions reinvested	3,298,008	4,818,832
Disbursements for redemption of shares of beneficial interest	(17,297,091)	(9,082,645)
Net Increase from Capital Share Transactions	20,835,442	63,421,502
Net Increase/(Decrease) in Net Assets	24,149,540	60,219,321

NET ASSETS:
Beginning of period	160,008,415	99,789,094
End of period	$184,157,955	$160,008,415

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	–	–
Issued	1,941	–
Distributions reinvested	3	–
Redeemed	(12)	–
Institutional Class
Beginning shares	8,128,479	4,917,274
Issued	1,758,669	3,428,366
Distributions reinvested	153,916	244,231
Redeemed	(868,201)	(461,392)
Net increase in capital shares	1,046,316	3,211,205
Ending shares	9,174,795	8,128,479

See Notes to Consolidated Financial Statements.

10	www.axonicfunds.com

Axonic Alternative Income Fund Institutional Class	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended April 30, 2024 (Unaudited)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$19.68		$20.29	$22.54	$21.02	$25.69
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.93		1.56	1.64	2.57	0.53
Net realized and unrealized gain/(loss) on investments	0.35		(0.40)	(1.46)	0.85	(3.80)
Total Income/(Loss) from Investment Operations	1.28		1.16	0.18	3.42	(3.27)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.89)		(1.62)	(2.10)	(1.90)	(0.76)
From net realized gains	–		–	(0.18)	–	(0.64)
From tax return of capital	–		(0.15)	(0.15)	–	–
Total Distributions to Shareholders	(0.89)		(1.77)	(2.43)	(1.90)	(1.40)

Net asset value - end of period	$20.07		$19.68	$20.29	$22.54	$21.02

Total Investment Return - Net Asset Value(b)	6.64	%(c)	6.08%	0.74%	16.72%	(13.22	%)(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$184,119		$160,008	$99,789	$33,456	$12,869
Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses(d)	4.08	%(e)	2.45%	2.22%	2.54%	N/A
Ratio of expenses to average net assets including reimbursement and recoupment of expenses(d)	4.17	%(e)	2.76%	2.49%	2.35%	N/A
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses(d)	1.70	%(e)	1.72%	1.73%	2.19%	12.00%
Ratio of expenses to average net assets including reimbursement and recoupment of expenses(d)	1.79	%(e)	2.03%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets(d)	9.37	%(e)	7.89%	7.70%	11.51%	2.55%
Portfolio turnover rate	22	%(c)	39%	50%	41%	56	%(c)

BORROWINGS AT END OF PERIOD
Aggregate Amount Outstanding (000s)	$64,890		$21,475	$14,927	$8,607	N/A
Asset Coverage Per $1,000 (000s)	$3,830		$8,451	$7,685	$4,887	N/A

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	11

Axonic Alternative Income Fund Institutional Class	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

(a)	Calculated using average shares method.

(b)	Total returns would have been lower had certain expenses not been reimbursed during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.

(c)	Not annualized.

(d)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.

(e)	Annualized.

See Notes to Consolidated Financial Statements.

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Axonic Alternative Income Fund Class A	Consolidated Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period November 1, 2023 (Commencement of Operations) to April 30, 2024
OPERATING PERFORMANCE:
Net asset value - beginning of period	$19.71
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.91
Net realized and unrealized gain/(loss) on investments	0.28
Total Income from Investment Operations	1.19

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.88)
Total Distributions to Shareholders	(0.88)

Net asset value - end of period	$20.02

Total Investment Return - Net Asset Value(b)	6.13	%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$39
Including Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses(d)	5.06	%(e)
Ratio of expenses to average net assets including reimbursement and recoupment of expenses(d)	5.06	%(e)
Excluding Interest Expense
Ratio of expenses to average net assets excluding reimbursement and recoupment of expenses(d)	2.45	%(e)
Ratio of expenses to average net assets including reimbursement and recoupment of expenses(d)	2.45	%(e)
Ratio of net investment income to average net assets(d)	9.18	%(e)
Portfolio turnover rate	22	%(c)

BORROWINGS AT END OF PERIOD
Aggregate Amount Outstanding (000s)	$64,890
Asset Coverage Per $1,000 (000s)	$3,830

(a)	Calculated using average shares method.

(b)	Total returns would have been lower had certain expenses not been reimbursed during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.

(c)	Not annualized.

(d)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.

(e)	Annualized.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | April 30, 2024	13

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

1. ORGANIZATION

Axonic Alternative Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 26, 2018 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund engages in a continuous offering of shares and operates as an interval fund and makes quarterly offers to repurchase its shares at their net asset value (the “NAV”) in accordance with Rule 23c-3 under the 1940 Act. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

The Fund currently offers Class A and Class I shares. Class I shares commenced operations on December 31, 2018 and Class A shares commenced operations on November 1, 2024. Class A shares are offered subject to a maximum sales charge of 2.50%. Class I shares are offered at NAV per share and are not subject to sales charges. The Fund may offer additional classes of shares in the future. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) that permits the Fund to issue multiple classes of shares

On June 26, 2023, the Fund formed a wholly-owned subsidiary (the “Subsidiary”). To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of April 30, 2024, the total value of investments held by the Subsidiary is $16,326,420, or approximately 8.87% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily NAV per share of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator, at its discretion, may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser include in quarterly written reports to the Board, confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange, including common stocks, are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange, are valued at the end of day NAV per share of such fund.

Securities for which market prices are not “readily available” are valued in good faith by the Fund’s Adviser as “valuation designee” under the oversight of the Fund's Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Fund’s Board. The Advisor may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Fund’s administrator. All fair valuation determinations shall be made by the Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and/or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflect the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Semi-Annual Report | April 30, 2024	15

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of April 30, 2024:

Investments in Securities at Value(a)(b)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$120,443	$–	$–	$120,443
Preferred Stocks	1,486,380	7,102,474	–	8,588,854
Asset-Backed Securities	–	21,852,602	–	21,852,602
Commercial Mortgage-Backed Securities	–	116,363,092	–	116,363,092
Corporate Bonds	–	2,706,069	–	2,706,069
Residential Mortgage-Backed Securities	–	4,418,868	–	4,418,868
Loans	–	45,484,114	30,022,576	75,506,690
Short Term Investments	14,583,152	–	–	14,583,152
Total	$16,189,975	$197,927,219	$30,022,576	$244,139,770

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments.

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended April 30, 2024 of the Fund’s Level 3 portfolio investments:

	Loans	Total
Balance as of October 31, 2023	$–	$–
Accrued discount/ premium	$–	–
Return of Capital	$–	$–
Realized Gain/(Loss)	$–	–
Change in Unrealized Appreciation/(Depreciation)	(2)	(2)
Purchases	30,022,578	30,022,578
Sales Proceeds	$–	–
Transfer into Level 3	$–	–
Transfer out of Level 3	$–	–
Balance as of April 30, 2024	$30,022,576	$30,022,576
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2024	$(2)	$(2)

The table below provides additional information about Level 3 Fair Value Measurements as of April 30, 2024:

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Loans	$30,022,576	Recent Transaction Pricing	N/A	N/A

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

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Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with two banking institutions, which are insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and for the period ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years since inception have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income were accrued daily and paid quarterly through February 28, 2021. Effective March 1, 2021, distributions are accrued daily and paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. REVERSE REPURCHASE AGREEMENTS & MORTGAGE LOAN WAREHOUSE

The Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes or to meet repurchase requests so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligations to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

Semi-Annual Report | April 30, 2024	17

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under reverse repurchase agreements. The segregated assets are found on the Fund's Consolidated Schedule of Investments as full or partially pledged securities. The total amount of securities pledged at April 30, 2024, was $28,726,622. As all agreements can be terminated by either party on demand, face value approximates fair value at April 30, 2024. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy described above. For the period ended April 30, 2024, the average amount of reverse repurchase agreements outstanding was $30,101,352, at a weighted average interest rate of 7.31%.

The following table indicates the total amount of reverse repurchase agreements and mortgage loan warehouse, reconciled to gross liability as April 30, 2024:

Remaining contractual maturity of lending agreement

	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Reverse repurchase agreements	$–	$15,704,000	$26,108,000	$–	$41,812,000
Mortgage loan warehouse	–	–	–	23,078,250	23,078,250
Gross Amount of unrecognized liabilities for reverse repurchase agreements	$–	$15,704,000	$26,108,000	$23,078,250	$64,890,250

Offsetting Arrangements – Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements and Mortgage Loan Warehouse Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount Payable
Axonic Alternative Income Fund
Reverse repurchase agreements	$(41,812,000)	$–	$(41,812,000)	$28,726,662	$–	$(13,085,338)
Mortgage loan warehouse	$(23,078,250)	$–	$(23,078,250)	$16,326,420	$–	$(6,751,830)
Total	$(64,890,250)	$–	$(64,890,250)	$45,053,082	$–	$(19,837,168)

(a)	These amounts are limited to the liability balance and, accordingly, do not include excess collateral received/pledged.

On August 28, 2023, the Fund, as Guarantor, and the Subsidiary, as Seller, entered into a commercial real estate debt financing facility (the “Warehouse”) to finance floating rate senior commercial mortgage loans secured by first mortgage liens with UBS AG. The maximum amount of the Warehouse is $100,000,000 and the termination date is three years from the closing date, renewable annually in advance. Interest is payable in arrears and calculated as the sum of 30-day term SOFR plus an agreed upon rate based on the applicable property type and cash flow classification. The total amount of borrowings at April 30, 2024 was $19,027,393 at a rate of 9.36%.

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Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Fund and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 1.25% of the Fund’s average daily net assets. For the period ended April 30, 2024, the Fund incurred $1,052,634 in Advisory Fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2024. The Expense Limit excludes certain expenses and, consequently, the Fund’s expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. During the period ended April 30, 2024, the Fund repaid the Adviser previously waived fees and expenses of $78,203.

As of April 30, 2024, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	Expires 2024	Expires 2025	Expires 2026	Total
Axonic Alternative Income Fund	$–	$–	$–	$–

Chief Compliance Officer ("CCO")/Compliance Services – The CCO is an affiliate of the Fund. For the period ended April 30, 2024, the total related amounts paid by the Fund for CCO fees are reflected in Chief Compliance Officer fees on the Fund’s Consolidated Statement of Operations.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the period ended April 30, 2024, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are ‘interested persons’ of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of Axonic Funds, an open-end investment company for which Axonic Capital LLC also serves as the investment adviser. For their service on the Board and the Board of Trustees of Axonic Funds, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Strategic Income Fund pro rata based on assets under management: $55,000 annual retainer for each Independent Trustee, $10,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2024, amounted to $109,015,794 and $43,368,682, respectively.

Semi-Annual Report | April 30, 2024	19

Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

6. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated loss) are finalized at fiscal year-end.

As of April 30, 2024, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$246,705,790
Gross appreciation (excess of value over tax cost)	$5,417,689
Gross depreciation (excess of tax cost over value)	(7,594,012)
Net unrealized depreciation	$(2,176,323)

7. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of no less than 5% and no more than 25% of its issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2.00% of the outstanding Shares on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all Shares that each shareholder has tendered, even if all of the Shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all Shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining Shares, subject to any proration. Subsequent repurchase requests will not be given priority over other shareholder requests.

During the period ended April 30, 2024, the Fund completed two quarterly repurchase offers. The results of the repurchase offers were as follows:

	Repurchase Offer	Repurchase Offer
Commencement Date	November 22, 2023	February 23, 2024
Repurchase Request Deadline	December 20, 2023	March 22, 2024
Repurchase Pricing Date	December 20, 2023	March 22, 2024
Net Asset Value as of Repurchase Offer Date	$19.85	$20.00
Amount Repurchased	$8,836,414	$8,450,912

8. LINE OF CREDIT

On May 17, 2022, the Fund entered into a $15,000,000 uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. The revolving line of credit agreement sets the maximum borrowing amount to the lesser of (i) $15,000,000, (ii) 15% of the gross market value of the Fund, and (iii) 33.33% of the market value of the unencumbered assets of the Fund. On April 8, 2023, the Credit Agreement was amended to extend the termination date to April 6, 2024. Borrowings under the Credit Agreement bear interest of the lender’s prime rate at the time of borrowing. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. The Fund had no borrowings during the period ended April 30, 2024.

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Axonic Alternative Income Fund	Notes to Consolidated Financial Statements

April 30, 2024 (Unaudited)

9. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
National Financial Services LLC	39.74%
Charles Schwab & Co	28.47%

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued.

The Fund completed a quarterly repurchase offer on June 24, 2024, which resulted in 253,857 shares being repurchased for $5,120,300.

Management has determined that there were no other subsequent events to report through the issuance of these consolidated financial statements.

Semi-Annual Report | April 30, 2024	21

Axonic Alternative Income Fund	Additional Information

April 30, 2024 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642 (833-4Axonic), or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the Fund’s website at https://www.axonicfunds.com and the SEC’s Website at http://www.sec.gov.

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Axonic Alternative Income Fund	Board Considerations Regarding Approval of Investment Advisory Agreement

April 30, 2024 (Unaudited)

STATEMENT REGARDING THE BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on December 18, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Axonic Alternative Income Fund (the “Fund”) considered the approval of the continuance of the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the Fund and Axonic Capital LLC (the “Adviser” or “Axonic”) for an additional one year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the renewal of the Advisory Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to approve the continuance of the Advisory Agreement between the Adviser and the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser that provided the Board with information regarding, among other things, the estimated fees and expenses of the Fund, as compared to other similar funds.

Following their review and consideration, the Board, including those Trustees who are not considered to be “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the continuance of the Advisory Agreement for a one year period. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Fund management. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

The nature, extent, and quality of the services provided by the Adviser. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement, including, without limitation, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions and complying with the Fund’s policies and procedures. The Board also considered information regarding the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force and the Adviser’s assets under management. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition. The Board also considered the Adviser’s commitment to the Fund, staffing, trading and compliance systems, and its capabilities with respect to service provider oversight. The Board also considered the performance of other accounts managed by the Adviser. After reviewing the foregoing information and further information provided by the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund were satisfactory and adequate.

The investment performance of the Fund and Adviser. The Board reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index and certain peer funds and groups of peer funds. When reviewing the Fund’s performance against its benchmark and peers, the Board considered the investment objective and strategies of the Fund. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. Following additional discussion of the investment performance of the Fund, the Board concluded that the investment performance of the Fund has been satisfactory.

The cost of advisory services provided and the level of profitability. The Board considered the costs of services provided by and the profits realized by Axonic from its relationship with the Fund, including both direct benefits and indirect benefits accruing to Axonic, including promotion of Axonic’s name. The Board considered how Axonic’s profitability was affected by factors such as its organizational structure and method for allocating expenses, as well as the level of assets in the Fund. The Board concluded that the profit margins of Axonic with respect to the management of the Fund was not unreasonable. The Board considered its discussion with the Adviser regarding the expense limitation agreement (“ELA”), and considered the Adviser’s past fee reductions and expense reimbursements for the Fund. The Board further took into account Axonic’s willingness to continue the ELA for the Fund until at least February 28, 2025.

The Board considered the management fees charged to the Fund, and the Fund’s total expense ratio, as compared to certain peer funds and groups of peer funds and to other clients of the Adviser. In considering the comparison in fees and expense ratios between the Fund and its respective comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategies. The Board also considered the regulatory regime and additional oversight under which the Fund operates, as well as operational differences between the Fund and the Axonic’s other clients. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee to be paid to Axonic by the Fund is reasonable in light of the nature and quality of services provided by Axonic.

Semi-Annual Report | April 30, 2024	23

Axonic Alternative Income Fund	Board Considerations Regarding Approval of Investment Advisory Agreement

April 30, 2024 (Unaudited)

The extent to which economies of scale may be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered Axonic’s views relating to economies of scale in connection with the Fund as the Fund’s assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and its shareholders. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it is not subject to investment advisory fee breakpoints, the Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation arrangement with the Fund. The Board concluded that the advisory fee for the Fund was reasonable in light of the information that was provided to the Board by Axonic with respect to economies of scale.

Other Considerations. The Board determined that Axonic has made a commitment to the recruitment and retention of qualified personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also concluded that Axonic has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Axonic, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. The Board also considered the possibility for conflicts of interest to arise with respect to Axonic’s management of the Fund and in that respect the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; Axonic’s process for allocating trades among the Fund and its other clients; and the substance and administration of Axonic’s Code of Ethics. The Board also considered Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund. The Board also considered Axonic’s management of other accounts, including private funds, and the differences in the nature of the services provided for these accounts as compared to the Fund in light of the range of fees charged to each. Following further consideration and discussion, the Board concluded that Axonic’s standards and practices relating to the identification and mitigation of potential conflicts of interests in managing the Fund were satisfactory.

In reaching their conclusion with respect to the approval of the Advisory Agreement and the level of fees paid under the Advisory Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process.

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Axonic Alternative Income Fund	Trustees and Officers

April 30, 2024 (Unaudited)

The shareholders of the Fund, pursuant to a written consent to action, elected Mr. Joshua M. Barlow, Mr. Charles D. Mires and Mr. Thomas S. Vales to the Board of Trustees of the Trust effective April 15, 2020. The Board is responsible for the oversight of the management of the Fund, including general supervision and review of the service providers that perform the investment activities of the Fund. The Board, in turn, elects the officers of the Fund, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is c/o Axonic Capital LLC, 520 Madison Avenue, 42nd Floor, New York, New York 10022. Information about the Trustees and officers of the Fund is provided in the table below. Additional information about members of the Board of Trustees and Officers of the Trust is available in the Statement of Additional Information, which is available, without charge, upon request, by calling the Funds (toll-free) at 1-833-429-6642 (833-4Axonic).

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held During the Past 5 Years
INDEPENDENT TRUSTEES OF THE FUND
Joshua M. Barlow 1978	Independent Trustee	Indefinite Term; Since April 15, 2020	Managing Director, Valhalla Fiduciary (June 2018 – present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 – June 2018).	2	Axonic Funds
Charles D. Mires 1960	Independent Trustee	Indefinite Term; Since April 15, 2020	Director CIB Marine Bancshares, Inc. (2010 – present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011- 2015).	2	Axonic Funds; CIB Marine Bancshares, Inc.
Thomas S. Vales 1964	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 – 2019); Member, FINRA Fixed Income Advisory Committee (2016-2018).	2	Axonic Funds
INTERESTED TRUSTEE OF THE FUND**
Clayton DeGiacinto** 1972	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 – present).	2	Axonic Funds

Semi-Annual Report | April 30, 2024	25

Axonic Alternative Income Fund	Trustees and Officers

April 30, 2024 (Unaudited)

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE FUND
John Kelly 1978	Treasurer (Principal Financial Officer)	Indefinite Term; Since 2019	Chief Financial Officer, Axonic Capital LLC (2017 – present); Controller, J. Goldman & Co. LP (June 2015- 2017); Manager of Financial Reporting, Moore Capital Management LP (2003 – 2015).
Joseph Grogan*** 1980	Secretary; Chief Compliance Officer	Indefinite Term; Secretary since Inception, Chief Compliance Officer since 2019	Chief Compliance Officer, Axonic Capital LLC (February 2018 – present); Chief Compliance Officer, Claren Road Asset Management, LLC (January 2015 – February 2018); Director of Compliance, Claren Road Asset Management, LLC (July 2011 – January 2015).

*	The Fund Complex consists of the Fund and the Axonic Strategic Income Fund, the sole series of the Axonic Funds, a registered open-end investment company for which Axonic Capital LLC also serves as the investment adviser.

**	The Interested Trustee is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Axonic Capital LLC.

***	Joseph Grogan has resigned Secretary and as Chief Compliance Officer of the Fund effective May 24, 2024. Chris Hughes and Theodore Uhl are appointed and elected as the Secretary and Chief Compliance Officer of the Fund effective May 24, 2024.

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Axonic Alternative Income Fund	Privacy Policy

April 30, 2024 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Alternative Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

●	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer's investment goals and risk tolerance;

●	account history, including information about the transactions and balances in a customer's account; and

●	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

●	Prior written consent is received.

●	The Fund believes the recipient to be the customer of the Fund or such Fund customer's authorized representative.

●	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

●	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

●	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

●	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

Semi-Annual Report | April 30, 2024	27

Axonic Alternative Income Fund	Privacy Policy

April 30, 2024 (Unaudited)

●	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

●	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 19, 2018

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AXONIC ALTERNATIVE INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2024

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Nominating and Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Committee has a policy in place for considering Trustee candidates recommended by shareholders. Nomination submissions must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions should be sent to:

Secretary, Axonic Alternative Income Fund

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, NY 10022

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	July 5, 2024

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	July 5, 2024